Consolidated balance sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 3,389,834	$ 6,451,524
Restricted cash	451,225	1,165,031
Receivable from related party	355,023
Trade and other receivables	1,400,275	665,875
Other current assets		173,930
Inventories	258,846	835,997
Advances and prepayments	150,544	139,601
Total current assets	6,005,747	9,431,958
Non current assets
Vessels, net	119,962,984	128,689,447
Restricted cash	2,500,000
Total non current assets	122,462,984	128,689,447
Total assets	128,468,731	138,121,405
Current liabilities
Trade accounts payable	1,430,251	1,192,965
Payable to related parties	1,119,055	1,473,000
Accrued liabilities	486,674	390,923
Customer deposits	368,000	868,000
Deferred income	482,321	134,594
Current portion of long-term debt	4,747,616
Total current liabilities	8,633,917	4,059,482
Non current liabilities
Long-term debt	23,088,971
Total non current liabilities	23,088,971
Total liabilities	31,722,888	4,059,482
Commitments and contingencies
Stockholders' equity
Former Parent Company investment		134,061,923
Capital stock, 2,000,000,000 shares authorized at December 31, 2021, zero shares issued and outstanding at December 31, 2020 and 4,775,272 shares issued and outstanding at December 31, 2021 (Note 8)	47,753
Preferred stock, 200,000,000 shares authorized at December 31, 2021, zero shares issued and outstanding at December 31, 2020 and 795,878 issued and outstanding at December 31, 2021 (Note 8)	7,959
Additional paid-in capital	97,161,688
Accumulated deficit	(471,557)
Total stockholders' equity	96,745,843	134,061,923
Total liabilities and stockholders' equity	$ 128,468,731	$ 138,121,405